UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	WEST HIGHLAND CAPITAL, INC.
Address:	300 DRAKES LANDING RD., Suite 290
	GREENBRAE, CA. 94904

Form 13F File Number:	28-3846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Bonnie G. George
Title:	Chief Operating Officer
Phone:	415-461-9453

Signature, Place and Date of Signing:
Bonnie G. George				Greenbrae, CA		May 15, 2002
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		1

Form 13F Information Table Value Total:		8,400 (x1000)


List of Other Included Managers:

NONE


NAME OF ISSUER			TITLE OF		CUSIP		VALUE		SHARES	INV.	OTHER	AUTH
					CLASS					X1000				DISC	MGR	SOLE	SHARED  NONE

D ALLEGIANCE TELECOM INC    COMMON STOCK       01747T102     8400      2800000 SH   SOLE       2800000   0     0






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